Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 894,412,500.00
Previously Paid Amount	13,810.00
Total Fee Amount	123,518.37
Total Offset Amount	0.00
Net Fee	$ 109,708.37